Borrowings (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Contractual Maturity
2017	$ 15,562
2018	8,737
2019	9,513
2020	8,488
2021	9,785
Thereafter	4,728
Total	$ 56,813	$ 46,092
Weighted Average Rate
2017	0.98%
2018	1.46%
2019	1.62%
2020	1.65%
2021	1.88%
Thereafter	2.27%
Total	1.49%